Operations and principal activities (Tables)	12 Months Ended
Dec. 31, 2020
Operations and principal activities
Schedule of major subsidiaries, consolidated VIE and the subsidiaries of VIE

As of December 31, 2020, the Company’s major subsidiaries, consolidated VIEs and VIEs’ subsidiaries are as follows:

		Percentage of
	Place and year of	direct or indirect
	incorporation or	economic
	year of acquisition	ownership	Principal activities
Subsidiaries
So-Young Hong Kong Limited (“So-Young HK”)	Hong Kong, 2014	100%	Investment holding
So-Young High Tech Korea Co., Ltd.	Korea, 2014	100%	Technology advisory services
Beijing So-Young Wanwei Technology Consulting Co., Ltd. (“So-Young Wanwei”)	the PRC, 2014	100%	Management consulting services
So-Young (China) Network Technology Co., Ltd. ("So-Young China")	the PRC, 2018	100%	Management consulting services

VIEs
Beijing So-Young Technology Co., Ltd. (“Beijing So-Young”)	the PRC, 2013	100%	Internet information and technology advisory services
Beijing Chiyan Medical Beauty Consulting Co., Ltd. ("Chiyan Beijing")	the PRC, 2019	100%	Internet information and technology advisory services

VIE’s Subsidiaries
Beijing So-Young Souyang Investment and Management Co., Ltd.	the PRC, 2016	100%	Management consulting services
Beijing Meifenbao Technology Co., Ltd.	the PRC, 2016	100%	Technology advisory services
Beijing So-Young Qingyang Medical Instrument Co., Ltd.	the PRC, 2017	100%	Sales of medical equipment
Beijing Shengshi Meiyan Culture Co., Ltd.	the PRC, 2018	100%	Internet culture services
Jinbaoxin Shenzhen Insurance Brokers Co., Ltd. (“Jinbaoxin”)	the PRC, 2020	100%	Technology advisory services
Shanghai Leya Health Technology Co., Ltd. (“Leya”)	the PRC, 2020	63.37%	Technology advisory services

Schedule of consolidated financial information of the VIE and its subsidiaries and included in the consolidated financial statements of the Group

	As of December 31,
	2019	2020
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	251,023	374,132
Restricted cash and term deposits	16,509	21,865
Trade receivables	26,110	52,871
Receivables from online payment platforms	13,429	16,182
Short-term investments and term deposit	120,876	70,000
Amounts due from related parties	5,921	17,206
Prepayment and other current assets	50,464	42,918
Total current assets	484,332	595,174
Non-current assets:
Long-term investments	41,788	158,509
Intangible assets	703	60,009
Goodwill	—	48,500
Property and equipment, net	31,489	29,396
Deferred tax assets	34,199	44,828
Operating lease right-of-use assets	144,071	70,911
Other non-current assets	14,184	9,448
Total non-current assets	266,434	421,601
Total assets	750,766	1,016,775
Liabilities
Current liabilities:
Taxes payable	51,562	49,899
Contract liabilities	93,725	135,385
Salary and welfare payables	57,016	48,560
Amounts due to related parties	95,259	308,971
Accrued expenses and other current liabilities	163,277	226,890
Operating lease liabilities	37,501	24,799
Total current liabilities	498,340	794,504
Operating lease liabilities-non current	120,733	58,615
Deferred tax liabilities	—	8,522
Amounts due to related parties	137,372	13,443
Total non-current liabilities	258,105	80,580
Total liabilities	756,445	875,084

Mezzanine equity	—	23,205

1. Operations and principal activities (Continued)

(b) VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii) Risks in relation to VIE structure (continued)

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total revenues	617,226	1,151,637	1,294,888
Net loss	(2,372)	(291)	(23,673)
Net cash flows generated from operating activities	122,783	161,084	279,733
Net cash used in investing activities	(6,637)	(115,497)	(148,003)
Net cash used in financing activities	—	(6,283)	(6,500)
Net increase in cash, cash equivalents and restricted cash	116,146	39,304	125,230